Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Transportation and terminals revenues	$ 970,744	$ 893,369	$ 793,599
Product sales revenues	799,382	854,528	763,090
Affiliate management fee revenue	1,948	770	758
Total revenues	1,772,074	1,748,667	1,557,447
Costs and expenses:
Operating	328,454	306,415	282,212
Product purchases	657,108	706,270	668,585
Depreciation and amortization	128,012	121,179	108,668
General and administrative	109,403	98,669	95,316
Total costs and expenses	1,222,977	1,232,533	1,154,781
Equity earnings	2,961	6,763	5,732
Operating profit	552,058	522,897	408,398
Interest expense	117,981	108,869	96,379
Interest income	(107)	(61)	(140)
Interest capitalized	(6,195)	(3,174)	(2,943)
Debt placement fee amortization	2,087	1,831	1,401
Other expense	0	0	750
Income before provision for income taxes	438,292	415,432	312,951
Provision for income taxes	2,622	1,866	1,371
Net income	435,670	413,566	311,580
Allocation of net income (loss):
Limited partners' interest	435,670	413,629	311,977
Non-controlling owners' interest	$ 0	$ (63)	$ (397)
Basic and diluted net income per limited partner unit	$ 1.92	$ 1.83	$ 1.42
Weighted average number of limited partner units outstanding used for basic net income per unit calculation	226,369	225,674	218,970
Weighted average number of limited partner units outstanding used for diluted net income per unit calculation	226,608	225,974	219,122